SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
Condensed Balance Sheets

	As of December 31,
	2020	2021
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	128,005	442,771
Prepaid expenses and other current assets	30,596	463,093
Total current assets	158,601	905,864
Advances to subsidiaries and VIEs	1,568,094	10,559,139
TOTAL ASSETS	1,726,695	11,465,003
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	136,129	136,129
Convertible notes	—	9,175,892
Derivative liabilities	—	553,707
Other current liabilities	140	478,683
Total current liabilities	136,269	10,344,411
Advances from subsidiaries and VIEs	14,909,907	6,797,406
Other non-current liabilities	483,074	323,305
TOTAL LIABILITIES	15,529,250	17,465,122
SHAREHOLDERS’ DEFICIT:
Ordinary shares	30,918	36,380
Treasury shares	(4,672,334)	—
Additional paid-in capital	193,918,852	210,718,835
Accumulated deficit	(200,965,075)	(214,842,438)
Accumulated other comprehensive loss	(2,114,916)	(1,912,896)
Total shareholders’ deficit	(13,802,555)	(6,000,119)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,726,695	11,465,003

Condensed Statement of operations

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Net revenues	51,152	—	—
Cost of revenues	(101,689)	(276,085)	(304,356)
Gross loss	(50,537)	(276,085)	(304,356)
Operating expenses:
General and administrative expenses	(558,078)	(2,607,390)	(4,516,554)
Research and development expenses	(2,806,588)	(3,034,240)	(2,762,190)
Sales and marketing expenses	(196,224)	(212,381)	(103,324)
Other operating income, net	119,146	112,478	136,129
Total operating expenses	(3,441,744)	(5,741,533)	(7,245,939)
Loss from operations	(3,492,281)	(6,017,618)	(7,550,295)
Interest expenses, net	(2,494)	—	(5,527,327)
Fair value change of derivatives	—	—	1,108,648
Foreign exchange gains	—	3	—
Loss before income taxes and equity in earnings of subsidiaries	(3,494,775)	(6,017,615)	(11,968,974)
Net loss before equity in earnings of subsidiaries	(3,494,775)	(6,017,615)	(11,968,974)
Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(33,351,286)	(41,349,114)	(1,908,389)
Net loss attributed to CooTek (Cayman) Inc.	(36,846,061)	(47,366,729)	(13,877,363)

Condensed Statement of Cash Flows

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Operating activities:
Net loss	(36,846,061)	(47,366,729)	(13,877,363)
Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	33,351,286	41,349,114	1,908,389
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	3,662,485	5,337,041	3,716,319
Amortization of issuance cost and debt discounts related to convertible notes	—	—	5,647,339
Change in fair value of derivatives	—	—	(1,108,648)
Changes in assets and liabilities:
Accounts receivable	7,222	—	—
Accrued expenses and other current liabilities	(21,670)	(5,371)	288,562
Other receivables, deposits and other assets	(18,427)	21,858	(432,374)
Other non-current liabilities	(9,066)	(112,489)	(159,769)
Net cash provided by (used in) operating activities	125,769	(776,576)	(4,017,545)
Investing activities:
Advances to subsidiaries and VIEs	(5,400,000)	(16,000,000)	(37,795,461)
Repayment of advances to subsidiary	8,000,000	25,900,160	19,145,170
Net cash provided by (used in) investing activities	2,600,000	9,900,160	(18,650,291)
Financing activities:
Proceeds from IPO	—	—	—
Cash paid for deferred issuance costs	(809,952)	—	(159,624)
Cash paid to settle vested options and restricted shares	—	(823,226)	—
Proceeds from issuance of ordinary shares upon exercise of options	326,503	304,259	81,339
Proceeds from issuance of convertible notes net of issuance cost and debt discounts paid to Investors of US$2.7 million	—	—	27,175,000
Repayment of convertible notes	—	—	(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering	—	—	1,390,000
Payment of share repurchase	(12,283,426)	(9,480,179)	(1,322,195)
Net cash (used in) provided by financing activities	(12,766,875)	(9,999,146)	22,982,602
Net (decrease) increase in cash, cash equivalents and restricted cash	(10,041,106)	(875,562)	314,766
Cash, cash equivalents and restricted cash at beginning of year	11,044,673	1,003,567	128,005
Cash, cash equivalents and restricted cash at end of year	1,003,567	128,005	442,771